THE PACIFIC CORPORATE GROUP

                               PRIVATE EQUITY FUND

                              Financial Statements

                                   (Unaudited)

                           For the Three Months Ended

                                  June 30, 2000

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET (Unaudited)
June 30, 2000

ASSETS

Portfolio investments at fair value (cost $78,450,081)                                                  $     90,902,057
Short-term investments, at amortized cost                                                                     27,528,107
Cash and cash equivalents                                                                                      4,737,619
Receivable from indirect investments                                                                              11,782
Accrued interest                                                                                                   8,929
Prepaid expenses and other assets                                                                                359,520
                                                                                                        ----------------

TOTAL ASSETS                                                                                            $    123,548,014
                                                                                                        ================


LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
Accounts payable and accrued expenses                                                                   $         62,244
                                                                                                        ----------------
   Total liabilities                                                                                              62,244
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:

   Adviser Trustee (500 shares)                                                                                  568,222
   Beneficial Shareholders (108,159.8075 shares)                                                             122,917,548
                                                                                                        ----------------
     Total shareholders' equity                                                                              123,485,770
                                                                                                        ----------------

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                                              $    123,548,014
                                                                                                        ================




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of June 30, 2000

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     ----------------   ----------------
                                                                            2,000,000          2,000,000        1.62%
                                                                     ----------------   ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
27,000 shares of Series A redeemable preferred stock                        2,700,000          2,700,000
30,000 shares of Class A common stock                                         300,000            300,000
                                                                     ----------------   ----------------
                                                                            3,000,000          3,000,000        2.43%
                                                                     ----------------   ----------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000          4,000,000
Warrant to purchase 3,561,086 shares of Class A voting
   common stock at $.001 per share, expiring 1/14/10                                0                  0
                                                                     ----------------   ----------------
                                                                            4,000,000          4,000,000        3.24%
                                                                     ----------------   ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
28,480 shares of 8% Series A cumulative
   redeemable preferred stock                                               2,848,000          2,848,000
71,200 shares of Class A common stock                                         712,000            712,000
                                                                     ----------------   ----------------
                                                                            3,560,000          3,560,000        2.88%
                                                                     ----------------   ----------------
VS&A-DTN, LLC
New York, NY
Holding  company for  investment in Data  Transmission
Network  Corporation,  a business-to-business  e-commerce
and  information  services  company serving the agriculture, weather, energy and financial services industries
1.915% membership interest in VS&A-DTN, LLC                                 3,750,000          3,750,000        3.04%

VS&A HW Holding, LLC (a)
Washington, D.C
Holding  company  for  investment  in  Hanley-Wood,  LLC,
a business to business company  providing  publishing  trade show and  related  media for  residential building industry
2.3077% membership interest in VS&A HW Holding LLC                          3,000,000          3,000,000        2.43%






THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of June 30, 2000

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Zhone Investors VIII, LLC
La Jolla, CA
Holding  company for investment in Zhone  Technologies,
Inc., a next generation telecommunications   equipment,
services  and  solutions  provider  located  in Oakland, CA
69.8% Class A membership interest in Zhone Investors VIII, LLC       $      1,801,000   $      1,801,000        1.46%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                   21,111,000         21,111,000       17.10%
                                                                     ----------------   ----------------     --------

Indirect Investments:

Alta California Partners II, L.P.                                           2,102,700          3,327,537        2.70%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       2,861,436          2,796,623        2.27%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             3,579,797          5,057,365        4.10%
$5,000,000 original capital commitment
 .139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                 1,112,959          1,405,175        1.14%
$1,540,000 original capital commitment
 .492% limited partnership interest

Aurora Equity Partners II L.P.                                              2,042,848          1,891,055        1.53%
$5,000,000 original capital commitment
 .663% limited partnership interest

Bedrock Capital Partners I, L.P.                                            4,606,014          9,596,448        7.77%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        5,054,448          4,512,238        3.65%
$7,500,000 original capital commitment
 .397% limited partnership interest

Exxel Capital Partners V, L.P.                                              2,376,327          2,410,590        1.95%
$2,500,000 original capital commitment
 .294% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                       1,363,831          1,195,897         .97%
$5,000,000 original capital commitment
 .550% limited partnership interest

First Reserve Fund VIII, L.P.                                               2,676,298          2,985,099        2.42%
$5,000,000 original capital commitment
 .616% limited partnership interest






THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of June 30, 2000

                                                                                                            Fair Value
                                                                                                               % of

                                                                            Cost          Fair Value        Net Assets

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                       $      4,477,040   $      5,781,804        4.68%
$5,000,000 original capital commitment
 .124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          2,277,668          2,293,035        1.86%
$2,500,000 original capital commitment
 .260% limited partnership interest

Parthenon Investors, L.P.                                                   2,373,061          2,300,259        1.86%
$3,500,00 original capital commitment
 .990% limited partnership interest

Providence Equity Partners III, L.P.                                        1,843,917          2,423,526        1.96%
$3,500,000 original capital commitment
 .372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,132,610          1,956,513        1.58%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P.(b)                                                4,195,929          5,224,137        4.23%
$5,000,000 original capital commitment
 .667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,801,772         10,446,390        8.46%
$10,000,000 original capital commitment
 .313% limited partnership interest

Triumph Partners III, L.P.                                                  3,628,494          3,433,463        2.78%
$5,000,000 original capital commitment
 .831% limited partnership interest

VS&A Communications Partners III, L.P.                                        831,932            753,903         .61%
$3,000,000 original capital commitment
 .350% limited partnership interest
                                                                     ----------------   ----------------     --------

Total Indirect Investments                                                 57,339,081         69,791,057       56.52%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments(c)                                       $     78,450,081   $     90,902,057       73.62%
                                                                     ================   ================     ========


(a) VS&A HW Holding, LLC is held by PEF Direct, Inc., a wholly owned subsidiary of the Trust.

(b) In April 2000, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 4,077 common shares of CNET Networks, Inc. valued at $138,159 as of the distribution date. The Trust sold the CNET shares in May 2000 for $170,637, realizing a gain of $150,456.

 (c) In April 2000, the Trust sold 9,774 common shares of Cisco Systems,Inc. for $634,675, realizing a gain of $489,971.

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Three Months Ended June 30, 2000

Investment Income and Expenses

Interest from short-term investments                                                                        $    518,568
                                                                                                            ------------

Expenses:
Management fee                                                                                                   345,582
Accounting and administrative fees                                                                                32,450
Legal fees                                                                                                        19,219
Independent Trustee fees                                                                                          11,625
Custody fees                                                                                                      15,750
Insurance expense                                                                                                 18,640
Miscellaneous                                                                                                      6,347
                                                                                                            ------------
   Total expenses                                                                                                449,613
                                                                                                            ------------

   Net investment income                                                                                          68,955
                                                                                                            ------------

Net Change in Net Assets from Portfolio Investments

Change in unrealized appreciation of Distributed Investments                                                    (728,926)
Realized gain from Distributed Investments                                                                       640,427
                                                                                                            ------------
   Net change in net assets from Distributed Investments                                                         (88,499)
                                                                                                            ------------

Change in unrealized appreciation or depreciation of
   Indirect Investments                                                                                         (128,071)
Expenses paid in connection with Indirect Investments                                                            (32,894)
Realized gains/income received from Indirect Investments                                                         129,081
                                                                                                            ------------
   Net change in net assets from Indirect Investments                                                            (31,884)
                                                                                                            ------------

Net Decrease in Net Assets Resulting from Operations                                                        $    (51,428)
                                                                                                            ============


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited)
For the Three Months Ended June 30, 2000

                                                                         Adviser            Beneficial
                                                                         Trustee           Shareholders        Total

Balance as of March 31, 2000                                          $     568,459    $      122,968,739    $      123,537,198

Net decrease in net assets from operations                                     (237)              (51,191)              (51,428)
                                                                      -------------    ------------------    ------------------

Balance as of June 30, 2000                                           $     568,222    $      122,917,548(A) $      123,485,770
                                                                      =============    ==================    ==================


(A) The net asset value per share of beneficial interest was $1,136.44 as of June 30, 2000.

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Three Months Ended June 30, 2000

CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES

Net decrease in net assets from operations                                                               $        (51,428)

Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:

Net change in net assets from Distributed Investments                                                              88,499
Net change in net assets from Indirect Investments                                                                 31,884
Decrease in accrued interest                                                                                       23,169
Decrease in prepaid expenses and other assets                                                                      49,534
Decrease in accounts payable and accrued expenses                                                                 (24,118)
                                                                                                         ----------------
Net cash provided from operating activities                                                                       117,540
                                                                                                         ----------------

CASH FLOWS PROVIDED FROM INVESTING ACTIVITIES

Net return of short-term investments                                                                           10,129,000
Cost of Direct Investments purchased                                                                           (4,351,000)
Capital contributed to Indirect Investments                                                                    (6,091,814)
Return of capital distributions received from Indirect Investments                                                163,347
Expenses paid in connection with Indirect Investments                                                             (32,894)
Realized gains/income received from Indirect Investments                                                          178,747
Proceeds from the sale of Distributed Investments                                                                 805,312
                                                                                                         ----------------
Net cash provided from investing activities                                                                       800,698
                                                                                                         ----------------

Increase in cash and cash equivalents                                                                             918,238
Cash and cash equivalents at beginning of period                                                                3,819,381
                                                                                                         ----------------

Cash and cash equivalents at end of period                                                               $      4,737,619
                                                                                                         ================


Supplemental disclosure of non-cash investing activities:

Value of in-kind distributions received from Indirect Investments                                        $        138,159
                                                                                                         ================





The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS (Unaudited)
For the Three Months Ended June 30, 2000

THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $    1,136.92

   Net investment income                                                                    $      .63

   Net change in net assets from portfolio investments                                           (1.11)
                                                                                             ---------

Net decrease in net assets from operations                                                                         (.48)
                                                                                                          -------------

Net asset value, end of period                                                                            $    1,136.44
                                                                                                          =============

Total investment return                                                                                           (.17)%
                                                                                                          ==============

Ratios to Average Net Assets:

Investment expenses                                                                                                1.46%
                                                                                                          ==============

Net income                                                                                                        (.17)%
                                                                                                          ==============

Supplemental Data:

Net assets, end of period                                                                              $     123,485,770
                                                                                                       =================

Portfolio turnover                                                                                                 0.93%
                                                                                                          ==============



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. No such adjustments have been made as of June 30, 2000.

The fair value of Direct Investments and securities received from Indirect Investments ("Distributed Investments") is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than its reporting currency, the U.S. dollar. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

3.     Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

6.     Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

7.     Investment Commitments

As of June 30, 2000, the Trust's unfunded investment commitments totaled $29,859,591 for Indirect Investments and $1,200,000 for Direct Investments.